Victory Portfolios

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

May 6, 2019

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:                             Victory Portfolios

File Nos. 033-08982; 811-04852

Ladies and Gentlemen:

On behalf of Victory Portfolios (the “Registrant”) with respect to the:

1.	Victory Floating Rate Fund	12.	Victory RS Partners Fund
2.	Victory Global Natural Resources Fund	13.	Victory RS Science and Technology Fund
3.	Victory High Income Municipal Bond Fund	14.	Victory RS Select Growth Fund
4.	Victory High Yield Fund	15.	Victory RS Small Cap Equity Fund
5.	Victory INCORE Investment Quality Bond Fund	16.	Victory RS Small Cap Growth Fund
6.	Victory INCORE Low Duration Bond Fund	17.	Victory RS Value Fund
7.	Victory RS Global Fund	18.	Victory Sophus Emerging Markets Fund
8.	Victory RS Growth Fund	19.	Victory Sophus Emerging Markets Small Cap Fund
9.	Victory RS International Fund	20.	Victory Strategic Income Fund
10.	Victory RS Investors Fund	21.	Victory Tax-Exempt Fund
11.	Victory RS Large Cap Alpha Fund

(together, the “Funds”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that with respect to the Funds:

i.                  The form of prospectus and the form of statement of additional information (including for the Victory RS Mid Cap Growth Fund) that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 168 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

ii.               The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 29, 2019, Accession Number: 0001104659-19-024636.

If you have any questions or comments regarding this filing, please call Jay Baris of Shearman & Sterling LLP at 212-848-4100.

Very truly yours,

Victory Portfolios

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President